Financial and capital risks management (Tables)	12 Months Ended
Dec. 31, 2018
Financial and capital risks management [abstract]
Loss allowances for accounts receivable under lifetime ECLs measurement

Accounts receivable	Gross carrying amount	Loss allowance

Current (not past due)	28,101,923	30,616
Within 1 year past due	1,188,215	901
1 - 3 years past due	31,138	10,821
More than 3 years past due	104,575	104,575
	29,425,851	146,913

Loss allowances for other receivables under lifetime ECLs measurement

Other receivables	Gross carrying amount	Loss allowance

Current (not past due)	1,486,979	2,076
Within 1 year past due	-	-
1 - 3 years past due	2,876	2,825
More than 3 years past due	35,421	33,630
	1,525,276	38,531

Assets and liabilities measured at fair value
	Level 1	Level 2	Level 3	Total

Recurring fair value measurements

Assets
Financial assets at fair value through profit or loss
– Trading derivatives (Note 14)	-	14	-	14
– Contingent consideration	-	-	991,383	991,383

Derivatives used for hedging (Note 14)	-	34,691	-	34,691
Other equity instrument investments (Note 10)	8,558	-	2,074,861	2,083,419

Total assets	8,558	34,705	3,066,244	3,109,507

Liabilities
Financial liabilities at fair value through profit or loss
– Trading derivatives (Note 14)	-	17,752	-	17,752

Derivatives used for hedging (Note 14)	-	527,540	-	527,540

Total liabilities	-	545,292	-	545,292
	Level 1	Level 2	Level 3	Total

Recurring fair value measurements

Assets
Financial assets at fair value through profit or loss
– Trading derivatives (Note 14)	-	2,726	-	2,726
– Contingent consideration	-	-	859,547	859,547

Derivatives used for hedging (Note 14)	-	330,966	-	330,966

Available-for-sale financial assets
– Equity securities (Note 10) (Note i)	9,223	-	-	9,223

Total assets	9,223	333,692	859,547	1,202,462

Liabilities
Financial liabilities at fair value through profit or loss
– Trading derivatives (Note 14)	-	125	-	125

Derivatives used for hedging (Note 14)	-	210,539	-	210,539

Total liabilities	-	210,664	-	210,664

Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements
	As at 31 December
	2018	2017
Contingent consideration

Beginning of the year	859,547	-

Movement:
Gains on fair value changes	746,850	859,547

Profit compensation received from Huaneng Group	(615,014)	-

End of the year	991,383	859,547

Total gains for the year included in profit or loss for assets held at the end of the reporting period	746,850	859,547

Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements
As at 31 December 2018
Other equity instrument investments

Beginning of the year	-

Adjustment on initial application of IFRS 9 (Note 2(b)(i))	2,072,365

Adjusted balance at the beginning of the year	2,072,365

Addition	450
Fair value changes	2,046

End of the year	2,074,861

Changes in fair value recognised in other comprehensive income for the year	2,046